RECLAMATION PROVISION (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Management's estimate one [Member]
Statement [Line Items]
Risk free interest rate	9.13%	9.70%
Inflation rate	3.84%	3.69%
Management's Estimate [Member]
Statement [Line Items]
Reclamation provision	$ 2,921	$ 2,062
Reclamation provision undiscounted value	$ 5,573	$ 4,825